Acquisitions (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($)
StoneRiver [Member]
Business Acquisition [Line Items]
Cash	$ 2,292